Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant equity awards to executives on an annual basis using a grant date that occurs in the first quarter of each year. We also periodically grant equity awards in connection with certain management events, such as the hiring or promotion of an executive or the achievement by an executive of extraordinary personal performance objectives. We did not grant options, stock appreciation rights (SARs) or similar instruments with option-like features in 2024 and do not currently intend to grant such awards to our employees, officers (including our NEOs) or directors as part of our compensation program. Each equity award granted to our executives has a grant date that was on or after the date on which the committee approved the award. We do not schedule our equity awards in anticipation of the release of material nonpublic information and, therefore, do not take material nonpublic information into account when determining the terms of such equity awards. Awards are granted only at certain pre-designated times of the year or in connection with certain management events, and the committee does not schedule its equity awards to achieve more valuable executive compensation in connection with the timing of the release of material nonpublic information. Eligible employees, including our NEOs, may voluntarily enroll in our Employee Stock Purchase Plan and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior three-month period. Purchase dates under our Employee Stock Purchase Plan are generally the last trading day in each calendar quarter.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not schedule our equity awards in anticipation of the release of material nonpublic information and, therefore, do not take material nonpublic information into account when determining the terms of such equity awards.
MNPI Disclosure Timed for Compensation Value	false